FI - Roll-forward of assets measured at fair value on recurring basis (Details 4) - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Assets measured at fair value on a recurring basis for level 3
Transfers in, assets	SFr 674	SFr 1,238
Transfers out, assets	(525)	(1,707)
Recurring basis | Interest-bearing deposits with banks
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1
Transfers in, assets		39
Transfers out, assets		0
Purchases, assets		0
Sales, assets		0
Issuances, assets		0
Settlements, assets		0
Gain (loss) on transfers in/out included in trading revenues, assets		0
Gain (loss) on all other activity included in trading revenues, assets		(1)
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		0
Balance at end of period, assets	39	39
Recurring basis | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		174	SFr 158
Transfers in, assets		0	0
Transfers out, assets		0	0
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		26	186
Settlements, assets		(195)	(40)
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		0	0
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(5)	(4)
Balance at end of period, assets	0	0	300
Recurring basis | Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		70	0
Transfers in, assets		3	0
Transfers out, assets		(1)	0
Purchases, assets		31	18
Sales, assets		(87)	(18)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		0	0
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(2)	0
Balance at end of period, assets	14	14	0
Recurring basis | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		12,765	14,531
Transfers in, assets		605	2,153
Transfers out, assets		(1,281)	(1,770)
Purchases, assets		8,253	4,931
Sales, assets		(10,910)	(4,849)
Issuances, assets		503	1,064
Settlements, assets		(1,077)	(1,877)
Gain (loss) on transfers in/out included in trading revenues, assets		99	(38)
Gain (loss) on all other activity included in trading revenues, assets		117	652
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		6	2
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(711)	(108)
Balance at end of period, assets	8,369	8,369	14,691
Recurring basis | Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		3,977	4,563
Transfers in, assets		326	543
Transfers out, assets		(555)	(625)
Purchases, assets		1,447	2,617
Sales, assets		(2,764)	(2,573)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		(7)	(11)
Gain (loss) on all other activity included in trading revenues, assets		(97)	(62)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		6	2
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(223)	2
Balance at end of period, assets	2,110	2,110	4,456
Recurring basis | Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,674	1,745
Transfers in, assets		113	291
Transfers out, assets		(279)	(178)
Purchases, assets		1,040	1,744
Sales, assets		(1,390)	(1,349)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		(6)	0
Gain (loss) on all other activity included in trading revenues, assets		(40)	36
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		4	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(117)	0
Balance at end of period, assets	999	999	2,289
Recurring basis | Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		605	814
Transfers in, assets		189	142
Transfers out, assets		(130)	(381)
Purchases, assets		64	365
Sales, assets		(206)	(468)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		2	(7)
Gain (loss) on all other activity included in trading revenues, assets		(62)	(82)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(31)	(10)
Balance at end of period, assets	431	431	373
Recurring basis | Trading assets | Debt securities | CMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		65	215
Transfers in, assets		4	10
Transfers out, assets		(15)	(9)
Purchases, assets		0	42
Sales, assets		(11)	(167)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		(3)	0
Gain (loss) on all other activity included in trading revenues, assets		(2)	(32)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(3)	(2)
Balance at end of period, assets	35	35	57
Recurring basis | Trading assets | Debt securities | Collateralized debt obligations
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,165	1,298
Transfers in, assets		14	48
Transfers out, assets		(114)	(8)
Purchases, assets		132	433
Sales, assets		(965)	(320)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		(17)	(1)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	1
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(37)	(22)
Balance at end of period, assets	178	178	1,429
Recurring basis | Trading assets | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		240	871
Transfers in, assets		15	86
Transfers out, assets		(18)	(100)
Purchases, assets		32	383
Sales, assets		(124)	(828)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	(39)
Gain (loss) on all other activity included in trading revenues, assets		2	(27)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(12)	(9)
Balance at end of period, assets	135	135	337
Recurring basis | Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		4,305	4,831
Transfers in, assets		215	856
Transfers out, assets		(657)	(529)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		503	1,064
Settlements, assets		(856)	(1,688)
Gain (loss) on transfers in/out included in trading revenues, assets		103	25
Gain (loss) on all other activity included in trading revenues, assets		(50)	525
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(252)	(33)
Balance at end of period, assets	3,311	3,311	5,051
Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		748	791
Transfers in, assets		4	14
Transfers out, assets		(32)	(34)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		90	73
Settlements, assets		(102)	(101)
Gain (loss) on transfers in/out included in trading revenues, assets		5	7
Gain (loss) on all other activity included in trading revenues, assets		34	39
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(33)	(7)
Balance at end of period, assets	714	714	782
Recurring basis | Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		688	1,568
Transfers in, assets		126	618
Transfers out, assets		(188)	(380)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		40	514
Settlements, assets		(161)	(1,014)
Gain (loss) on transfers in/out included in trading revenues, assets		25	8
Gain (loss) on all other activity included in trading revenues, assets		(38)	287
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(38)	(21)
Balance at end of period, assets	454	454	1,580
Recurring basis | Trading assets | Derivative instruments | Equity/Index-related products
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		914	936
Transfers in, assets		85	224
Transfers out, assets		(45)	(104)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		191	279
Settlements, assets		(320)	(286)
Gain (loss) on transfers in/out included in trading revenues, assets		9	12
Gain (loss) on all other activity included in trading revenues, assets		38	112
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(59)	8
Balance at end of period, assets	813	813	1,181
Recurring basis | Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		4,243	4,266
Transfers in, assets		49	668
Transfers out, assets		(51)	(516)
Purchases, assets		6,774	1,931
Sales, assets		(8,022)	(1,448)
Issuances, assets		0	0
Settlements, assets		(221)	(189)
Gain (loss) on transfers in/out included in trading revenues, assets		3	(13)
Gain (loss) on all other activity included in trading revenues, assets		262	216
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(224)	(68)
Balance at end of period, assets	2,813	2,813	4,847
Recurring basis | Investment securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		72	148
Transfers in, assets		0	0
Transfers out, assets		(16)	(36)
Purchases, assets		64	81
Sales, assets		(80)	(13)
Issuances, assets		0	0
Settlements, assets		(67)	(85)
Gain (loss) on transfers in/out included in trading revenues, assets		(1)	(10)
Gain (loss) on all other activity included in trading revenues, assets		68	72
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(4)	(2)
Balance at end of period, assets	36	36	155
Recurring basis | Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,906	2,035
Transfers in, assets		0	7
Transfers out, assets		0	(1)
Purchases, assets		194	148
Sales, assets		(361)	(250)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		10	159
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		23	19
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(115)	(13)
Balance at end of period, assets	1,657	1,657	2,104
Recurring basis | Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,588	1,669
Transfers in, assets		0	0
Transfers out, assets		0	0
Purchases, assets		96	96
Sales, assets		(245)	(188)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		22	136
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(96)	(26)
Balance at end of period, assets	1,365	1,365	1,687
Recurring basis | Other investments | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		318	366
Transfers in, assets		0	7
Transfers out, assets		0	(1)
Purchases, assets		98	52
Sales, assets		(116)	(62)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		(12)	23
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		23	19
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(19)	13
Balance at end of period, assets	292	292	417
Recurring basis | Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		6,585	8,950
Transfers in, assets		491	401
Transfers out, assets		(372)	(367)
Purchases, assets		54	23
Sales, assets		(487)	(383)
Issuances, assets		631	1,966
Settlements, assets		(1,418)	(1,443)
Gain (loss) on transfers in/out included in trading revenues, assets		(19)	(54)
Gain (loss) on all other activity included in trading revenues, assets		114	1
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(367)	(103)
Balance at end of period, assets	5,212	5,212	8,991
Recurring basis | Loans - of which commercial and industrial
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		3,816	5,735
Transfers in, assets		216	220
Transfers out, assets		(103)	(120)
Purchases, assets		51	0
Sales, assets		(321)	(219)
Issuances, assets		250	1,299
Settlements, assets		(1,033)	(1,020)
Gain (loss) on transfers in/out included in trading revenues, assets		(7)	(18)
Gain (loss) on all other activity included in trading revenues, assets		76	14
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(198)	(54)
Balance at end of period, assets	2,747	2,747	5,837
Recurring basis | Loans - of which financial institutions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,829	1,729
Transfers in, assets		275	65
Transfers out, assets		(9)	(34)
Purchases, assets		3	1
Sales, assets		(162)	(141)
Issuances, assets		349	372
Settlements, assets		(335)	(306)
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		(10)	(35)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(110)	(28)
Balance at end of period, assets	1,830	1,830	1,623
Recurring basis | Other intangible assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		138	112
Transfers in, assets		0	0
Transfers out, assets		0	0
Purchases, assets		1	6
Sales, assets		(1)	0
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		0	0
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(2)	(4)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(8)	(3)
Balance at end of period, assets	128	128	111
Recurring basis | Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,679	7,087
Transfers in, assets		100	313
Transfers out, assets		(37)	(973)
Purchases, assets		346	1,252
Sales, assets		(562)	(4,853)
Issuances, assets		1,010	732
Settlements, assets		(95)	(590)
Gain (loss) on transfers in/out included in trading revenues, assets		(2)	(47)
Gain (loss) on all other activity included in trading revenues, assets		(123)	(168)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(1)	(3)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(139)	88
Balance at end of period, assets	2,176	2,176	2,838
Recurring basis | Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,316	6,768
Transfers in, assets		55	204
Transfers out, assets		(26)	(908)
Purchases, assets		317	1,077
Sales, assets		(447)	(4,815)
Issuances, assets		1,009	732
Settlements, assets		(95)	(590)
Gain (loss) on transfers in/out included in trading revenues, assets		(2)	(73)
Gain (loss) on all other activity included in trading revenues, assets		(33)	(84)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	(3)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(121)	91
Balance at end of period, assets	1,973	1,973	2,399
Recurring basis | Other assets - of which loans held-for-sale | RMBS
Assets measured at fair value on a recurring basis for level 3
Gain (loss) on all other activity included in trading revenues, assets		(65)
Recurring basis | Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		23,390	33,021
Transfers in, assets		1,238	2,874
Transfers out, assets		(1,707)	(3,147)
Purchases, assets		8,943	6,459
Sales, assets		(12,488)	(10,366)
Issuances, assets		2,170	3,948
Settlements, assets		(2,852)	(4,035)
Gain (loss) on transfers in/out included in trading revenues, assets		77	(149)
Gain (loss) on all other activity included in trading revenues, assets		185	716
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		26	14
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(1,351)	(145)
Balance at end of period, assets	17,631	17,631	29,190
Bank | Recurring basis | Interest-bearing deposits with banks
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1
Transfers in, assets		39
Transfers out, assets		0
Purchases, assets		0
Sales, assets		0
Issuances, assets		0
Settlements, assets		0
Gain (loss) on transfers in/out included in trading revenues, assets		0
Gain (loss) on all other activity included in trading revenues, assets		(1)
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		0
Balance at end of period, assets	39	39
Bank | Recurring basis | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		174	158
Transfers in, assets		0	0
Transfers out, assets		0	0
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		26	186
Settlements, assets		(195)	(40)
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		0	0
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(5)	(4)
Balance at end of period, assets	0	0	300
Bank | Recurring basis | Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		70	0
Transfers in, assets		3	0
Transfers out, assets		(1)	0
Purchases, assets		31	18
Sales, assets		(86)	(18)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		0	0
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(3)	0
Balance at end of period, assets	14	14	0
Bank | Recurring basis | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		12,765	14,532
Transfers in, assets		605	2,153
Transfers out, assets		(1,281)	(1,770)
Purchases, assets		8,253	4,931
Sales, assets		(10,909)	(4,849)
Issuances, assets		503	1,064
Settlements, assets		(1,077)	(1,877)
Gain (loss) on transfers in/out included in trading revenues, assets		99	(38)
Gain (loss) on all other activity included in trading revenues, assets		117	652
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		6	2
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(712)	(109)
Balance at end of period, assets	8,369	8,369	14,691
Bank | Recurring basis | Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		3,977	4,564
Transfers in, assets		326	543
Transfers out, assets		(555)	(625)
Purchases, assets		1,447	2,617
Sales, assets		(2,764)	(2,573)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		(7)	(11)
Gain (loss) on all other activity included in trading revenues, assets		(97)	(62)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		6	2
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(223)	1
Balance at end of period, assets	2,110	2,110	4,456
Bank | Recurring basis | Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,674	1,746
Transfers in, assets		113	291
Transfers out, assets		(279)	(178)
Purchases, assets		1,040	1,744
Sales, assets		(1,391)	(1,349)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		(6)	0
Gain (loss) on all other activity included in trading revenues, assets		(40)	36
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		4	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(116)	(1)
Balance at end of period, assets	999	999	2,289
Bank | Recurring basis | Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		605	814
Transfers in, assets		189	142
Transfers out, assets		(130)	(381)
Purchases, assets		64	365
Sales, assets		(206)	(468)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		2	(7)
Gain (loss) on all other activity included in trading revenues, assets		(62)	(82)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(31)	(10)
Balance at end of period, assets	431	431	373
Bank | Recurring basis | Trading assets | Debt securities | CMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		65	215
Transfers in, assets		4	10
Transfers out, assets		(14)	(9)
Purchases, assets		0	42
Sales, assets		(11)	(167)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		(3)	0
Gain (loss) on all other activity included in trading revenues, assets		(2)	(32)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(4)	(2)
Balance at end of period, assets	35	35	57
Bank | Recurring basis | Trading assets | Debt securities | Collateralized debt obligations
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,165	1,298
Transfers in, assets		14	48
Transfers out, assets		(114)	(8)
Purchases, assets		132	433
Sales, assets		(965)	(320)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		(17)	(1)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	1
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(37)	(22)
Balance at end of period, assets	178	178	1,429
Bank | Recurring basis | Trading assets | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		240	871
Transfers in, assets		15	86
Transfers out, assets		(18)	(100)
Purchases, assets		32	383
Sales, assets		(123)	(828)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	(39)
Gain (loss) on all other activity included in trading revenues, assets		2	(27)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(13)	(9)
Balance at end of period, assets	135	135	337
Bank | Recurring basis | Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		4,305	4,831
Transfers in, assets		215	856
Transfers out, assets		(657)	(529)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		503	1,064
Settlements, assets		(857)	(1,688)
Gain (loss) on transfers in/out included in trading revenues, assets		103	25
Gain (loss) on all other activity included in trading revenues, assets		(50)	525
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(251)	(33)
Balance at end of period, assets	3,311	3,311	5,051
Bank | Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		748	791
Transfers in, assets		4	14
Transfers out, assets		(32)	(34)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		90	73
Settlements, assets		(101)	(101)
Gain (loss) on transfers in/out included in trading revenues, assets		5	7
Gain (loss) on all other activity included in trading revenues, assets		34	39
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(34)	(7)
Balance at end of period, assets	714	714	782
Bank | Recurring basis | Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		688	1,568
Transfers in, assets		126	618
Transfers out, assets		(188)	(380)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		40	514
Settlements, assets		(160)	(1,014)
Gain (loss) on transfers in/out included in trading revenues, assets		25	8
Gain (loss) on all other activity included in trading revenues, assets		(38)	287
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(39)	(21)
Balance at end of period, assets	454	454	1,580
Bank | Recurring basis | Trading assets | Derivative instruments | Equity/Index-related products
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		914	936
Transfers in, assets		85	224
Transfers out, assets		(45)	(104)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		191	279
Settlements, assets		(321)	(286)
Gain (loss) on transfers in/out included in trading revenues, assets		9	12
Gain (loss) on all other activity included in trading revenues, assets		38	112
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(58)	8
Balance at end of period, assets	813	813	1,181
Bank | Recurring basis | Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		4,243	4,266
Transfers in, assets		49	668
Transfers out, assets		(51)	(516)
Purchases, assets		6,774	1,931
Sales, assets		(8,022)	(1,448)
Issuances, assets		0	0
Settlements, assets		(220)	(189)
Gain (loss) on transfers in/out included in trading revenues, assets		3	(13)
Gain (loss) on all other activity included in trading revenues, assets		262	216
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(225)	(68)
Balance at end of period, assets	2,813	2,813	4,847
Bank | Recurring basis | Investment securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		72	148
Transfers in, assets		0	0
Transfers out, assets		(16)	(36)
Purchases, assets		64	81
Sales, assets		(80)	(13)
Issuances, assets		0	0
Settlements, assets		(67)	(85)
Gain (loss) on transfers in/out included in trading revenues, assets		(1)	(10)
Gain (loss) on all other activity included in trading revenues, assets		68	72
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(4)	(2)
Balance at end of period, assets	36	36	155
Bank | Recurring basis | Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,906	2,034
Transfers in, assets		0	7
Transfers out, assets		0	(1)
Purchases, assets		185	144
Sales, assets		(350)	(247)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		10	159
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		23	19
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(117)	(11)
Balance at end of period, assets	1,657	1,657	2,104
Bank | Recurring basis | Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,588	1,669
Transfers in, assets		0	0
Transfers out, assets		0	0
Purchases, assets		96	96
Sales, assets		(244)	(188)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		22	136
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(97)	(26)
Balance at end of period, assets	1,365	1,365	1,687
Bank | Recurring basis | Other investments | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		318	365
Transfers in, assets		0	7
Transfers out, assets		0	(1)
Purchases, assets		89	48
Sales, assets		(106)	(59)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		(12)	23
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		23	19
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(20)	15
Balance at end of period, assets	292	292	417
Bank | Recurring basis | Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		6,585	8,950
Transfers in, assets		491	401
Transfers out, assets		(372)	(367)
Purchases, assets		54	23
Sales, assets		(487)	(383)
Issuances, assets		631	1,966
Settlements, assets		(1,419)	(1,443)
Gain (loss) on transfers in/out included in trading revenues, assets		(19)	(54)
Gain (loss) on all other activity included in trading revenues, assets		114	1
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(366)	(103)
Balance at end of period, assets	5,212	5,212	8,991
Bank | Recurring basis | Loans - of which commercial and industrial
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		3,816	5,735
Transfers in, assets		216	220
Transfers out, assets		(103)	(120)
Purchases, assets		51	0
Sales, assets		(321)	(219)
Issuances, assets		250	1,299
Settlements, assets		(1,033)	(1,020)
Gain (loss) on transfers in/out included in trading revenues, assets		(7)	(18)
Gain (loss) on all other activity included in trading revenues, assets		76	14
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(198)	(54)
Balance at end of period, assets	2,747	2,747	5,837
Bank | Recurring basis | Loans - of which financial institutions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,829	1,729
Transfers in, assets		275	65
Transfers out, assets		(9)	(34)
Purchases, assets		3	1
Sales, assets		(162)	(141)
Issuances, assets		349	372
Settlements, assets		(337)	(306)
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		(10)	(35)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(108)	(28)
Balance at end of period, assets	1,830	1,830	1,623
Bank | Recurring basis | Other intangible assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		138	112
Transfers in, assets		0	0
Transfers out, assets		0	0
Purchases, assets		1	6
Sales, assets		(1)	0
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		0	0
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(2)	(4)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(8)	(3)
Balance at end of period, assets	128	128	111
Bank | Recurring basis | Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,679	7,087
Transfers in, assets		100	313
Transfers out, assets		(37)	(973)
Purchases, assets		346	1,252
Sales, assets		(562)	(4,853)
Issuances, assets		1,008	732
Settlements, assets		(95)	(590)
Gain (loss) on transfers in/out included in trading revenues, assets		(2)	(47)
Gain (loss) on all other activity included in trading revenues, assets		(123)	(168)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(1)	(3)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(137)	88
Balance at end of period, assets	2,176	2,176	2,838
Bank | Recurring basis | Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,316	6,768
Transfers in, assets		55	204
Transfers out, assets		(26)	(908)
Purchases, assets		317	1,077
Sales, assets		(447)	(4,815)
Issuances, assets		1,008	732
Settlements, assets		(95)	(590)
Gain (loss) on transfers in/out included in trading revenues, assets		(2)	(73)
Gain (loss) on all other activity included in trading revenues, assets		(33)	(84)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	(3)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(120)	91
Balance at end of period, assets	1,973	1,973	2,399
Bank | Recurring basis | Other assets - of which loans held-for-sale | RMBS
Assets measured at fair value on a recurring basis for level 3
Gain (loss) on all other activity included in trading revenues, assets		(65)
Bank | Recurring basis | Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		23,390	33,021
Transfers in, assets		1,238	2,874
Transfers out, assets		(1,707)	(3,147)
Purchases, assets		8,934	6,455
Sales, assets		(12,475)	(10,363)
Issuances, assets		2,168	3,948
Settlements, assets		(2,853)	(4,035)
Gain (loss) on transfers in/out included in trading revenues, assets		77	(149)
Gain (loss) on all other activity included in trading revenues, assets		185	716
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		26	14
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(1,352)	(144)
Balance at end of period, assets	SFr 17,631	SFr 17,631	SFr 29,190